OFF-BALANCE SHEET ITEMS - Schedule of Amounts of Trust Funds and Securities Held in Custody (Detail) - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Trust Funds	$ 23,805,101	$ 24,793,033
Securities held in Escrow	$ 51,362,189,200	$ 47,523,085,445